Debt Narrative - Mortgages Payable - Real Estate (Details) (Real Estate Segment [Member], Mortgages [Member])	Jun. 30, 2012	Dec. 31, 2011
Minimum [Member]
Debt Instrument [Line Items]
Interest rate, long-term debt	4.97%	4.97%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate, long-term debt	7.99%	7.99%